Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Short-term Investments [Abstract]
Summary of short-term investments
The following is a summary of short-term investments:

	December 31, 2022	December 31, 2023
	RMB in thousands
Financial products	3,580,792	1,596,512
Investments in publicly traded companies	1,042,660	1,056,553

Total	4,623,452	2,653,065